Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Borrowings

	2022	2021
Capital funding	1,245	1,292
Operational funding	2,806	8,369
At December 31	4,051	9,661

Current	1,150	824
Non-current	2,901	8,837

Fair value of borrowings	4,114	10,171

Summary of Undrawn Committed Borrowings Facilities

Undrawn committed borrowing facilities:	2022	2021
Floating-rate
- Expiring within one year	-	408
- Expiring beyond one year	3,435	2,991
At December 31	3,435	3,399

There were no defaults or breaches of conditions during the period.

Capital funding [member]
Statement [LineItems]
Summary of Borrowings
A detailed composition of capital funding is included in the following table:

(sorted by maturity)	Coupon rate	Coupon date	Issue /Maturity	2022	2021
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016/ 23	499	499
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 /31	281	296
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 /39	446	472
Other				19	26
At December 31				1,245	1,292

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue /Maturity	2022	2021
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- /22	-	592
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- /24	-	494
EUR 875 million “SAECURE 16” RMBS Note 1) , 2)	Floating	Quarterly	2018 / 23	-	676
EUR 512 million “SAECURE 18” RMBS Note 1) , 3)	Floating	Quarterly	2019 / 25	-	355
EUR 657 million “SAECURE 20” RMBS Note 1) , 4)	Floating	Quarterly	2021 / 27	-	625
EUR 500 million Conditional Pass-Through Covered Bond 1) , 5)	0.250%	Annual	2016 / 23	-	499
EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.375%	Annual	2017 / 24	-	499
EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.010%	Annual	2020 / 25	-	506
EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.750%	Annual	2017 / 27	-	492
EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.375%	Annual	2021 / 36	-	494
FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	2,806	2,634
Aegon Bank Senior Non-Preferred debt 1)	0.625%	Annual	2019 / 24	-	499
Other				-	5
At December 31				2,806	8,369

1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 28, 2027; the final legal maturity date is April 28, 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
6	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
7	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is June 9, 2036; the extended due for payment date is June 9, 2037.